Right of use assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Threshold fair value of right of use assets accounted for as leases of low value and expensed	£ 10,000
Net book value, Beginning balance	142,000,000	£ 99,000,000
Exchange adjustments	(7,000,000)	9,000,000
Additions	53,000,000	72,000,000
Depreciation	(49,000,000)	(38,000,000)
Disposals and write-offs	(17,000,000)
Net book value, Ending balance	122,000,000	142,000,000	£ 99,000,000
Total cash outflow for leases	55,000,000	45,000,000	38,000,000
Commitments for leases not yet commenced at end of reporting period	1,000,000	30,000,000
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	128,000,000	88,000,000
Exchange adjustments	(6,000,000)	8,000,000
Additions	39,000,000	62,000,000
Depreciation	(39,000,000)	(30,000,000)
Disposals and write-offs	(17,000,000)
Net book value, Ending balance	105,000,000	128,000,000	88,000,000
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance		1,000,000
Additions	1,000,000
Depreciation		(1,000,000)
Net book value, Ending balance	1,000,000		1,000,000
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	14,000,000	10,000,000
Exchange adjustments	(1,000,000)	1,000,000
Additions	13,000,000	10,000,000
Depreciation	(10,000,000)	(7,000,000)
Net book value, Ending balance	£ 16,000,000	£ 14,000,000	£ 10,000,000